Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Income Statement [Abstract]
Revenues	$ 1,600,000	$ 200,000
Cost of revenue	(1,040,000)
Gross profit	560,000	200,000
Operating expenses
Selling expenses		(120,000)
General and administrative expenses	(826,250)	(951,906)
Total operating expenses	(826,250)	(1,071,906)
Loss from operations	(266,250)	(871,906)
Other (expenses) income
Interest (expenses) income	70,491	(15)
Other expense		(260,046)
Loss from investment in trading securities	(84,654)	(1,138,564)
Total other expense, net	(14,163)	(1,398,625)
Loss before income taxes	(280,413)	(2,270,531)
Income tax provision
Net loss and comprehensive loss	$ (280,413)	$ (2,270,531)
Loss per share – basic (in Dollars per share)	$ (0.04)	$ (3.36)
Loss per share – diluted (in Dollars per share)	$ (0.04)	$ (3.36)
Weighted Average Shares Outstanding – Basic (in Shares)	6,987,286	674,768
Weighted Average Shares Outstanding – Diluted (in Shares)	6,987,286	674,768